TAXATION (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	6 Months Ended
	May 31, 2016	Jun. 30, 2022 HKD ($)	Jun. 30, 2021	Jun. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Taxation
Liability for accrued interest				¥ 0	¥ 0
Unrecognized tax benefits that if recognized would affect the annual effective tax rate				29,553	21,475
PRC.
Taxation
VAT payable				2,392	2,731
Business tax payable				¥ 16,741	¥ 17,299
Income tax rate (as percent)		25.00%	25.00%
PRC. | Minimum
Taxation
VAT (as a percent)	3.00%
Business tax (as a percent)		3.00%
PRC. | Maximum
Taxation
VAT (as a percent)	6.00%
Business tax (as a percent)		5.00%
Hong Kong [Member] | Tax rate for the first HK$ 2,000 of assessable profits
Taxation
Assessable profits to calculate tax rate | $		$ 2,000
Income tax rate (as percent)		8.25%
Hong Kong [Member] | Tax rate for profits exceeding HK$ 2,000
Taxation
Assessable profits to calculate tax rate | $		$ 2,000
Income tax rate (as percent)		16.50%
Taiwan
Taxation
Income tax rate (as percent)		17.00%